COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

================================================================================

                                                            FINANCIAL STATEMENTS
                                                               NOVEMBER 30, 2001

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To State Street Bank and Trust Company, Owner Trustee of
College and University Facility Loan Trust Two:

We have audited the accompanying balance sheet of College and University Facility Loan Trust Two (a Massachusetts business trust), including the schedule of investments, as of November 30, 2001, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of the Loans and Investments as of November 30, 2001 by correspondence with GMAC Commercial Mortgage Corporation and Federal National Mortgage Association, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust Two as of November 30, 2001, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


/s/  ARTHUR ANDENSEN LLP

Boston, Massachusetts
January 4, 2002

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                                   BALANCE SHEET

================================================================================

NOVEMBER 30,                                                                            2001
==================================================================================================
ASSETS:

INVESTMENTS, at amortized cost, net of allowance for loan losses of
  $1,432,376 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)              $123,274,326
CASH                                                                                  80,458
INTEREST RECEIVABLE                                                                1,120,636
DEFERRED BOND ISSUANCE COSTS (Note 2)                                                435,219
--------------------------------------------------------------------------------------------------

     Total assets                                                                124,910,639
--------------------------------------------------------------------------------------------------

LIABILITIES:

BONDS PAYABLE, net of unamortized discount (Notes 3 and 8)                       105,420,713
INTEREST PAYABLE (Note 3)                                                          2,682,498
ACCRUED EXPENSES AND OTHER LIABILITIES                                               189,041
DISTRIBUTION PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                        1,578,689
--------------------------------------------------------------------------------------------------

     Total liabilities                                                           109,870,941
--------------------------------------------------------------------------------------------------

NET ASSETS:

CLASS B CERTIFICATES, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                                    1,763,800
DISTRIBUTIONS IN EXCESS OF TAX EARNINGS (Notes 2 and 5)                           (3,351,879)
PAID-IN CAPITAL (Note 2)                                                          16,627,777
--------------------------------------------------------------------------------------------------

     Total net assets                                                           $ 15,039,698
==================================================================================================

     Net asset value per Class B certificate
       (based on 1,763,800 certificates outstanding)                            $       8.53
==================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                         STATEMENT OF OPERATIONS

================================================================================

YEAR ENDED NOVEMBER 30,                                                                2001
=================================================================================================
INVESTMENT INCOME:
   Interest income (Note 2)                                                     $12,725,610
-------------------------------------------------------------------------------------------------

EXPENSES:
   Interest expense (Notes 2 and 3)                                              10,285,859
   Servicer fees (Note 4)                                                           135,588
   Trustee fees (Note 4)                                                             50,280
   Other trust and bond administration expenses                                     235,101
-------------------------------------------------------------------------------------------------

     Total expenses                                                              10,706,828
-------------------------------------------------------------------------------------------------

     Net investment income                                                        2,018,782
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ 2,018,782
=================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                         STATEMENT OF CASH FLOWS

================================================================================

YEAR ENDED NOVEMBER 30,                                                                 2001
=================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                            $  5,996,219
   Interest paid                                                                  (5,893,176)
   Operating expenses paid                                                          (406,534)
-------------------------------------------------------------------------------------------------

       Net cash used in operating activities                                        (303,491)
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Net decrease in funds held under investment agreements                          2,817,455
   Principal payments on Loans                                                    19,840,255
-------------------------------------------------------------------------------------------------

       Net cash provided by investing activities                                  22,657,710
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Principal repayments on Bonds                                                 (18,711,082)
   Distributions to Class B certificateholders                                    (3,638,458)
-------------------------------------------------------------------------------------------------

       Net cash used in financing activities                                     (22,349,540)
-------------------------------------------------------------------------------------------------

NET INCREASE IN CASH                                                                   4,679

CASH, beginning of year                                                               75,779
-------------------------------------------------------------------------------------------------

CASH, end of year                                                               $     80,458
=================================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                         $  2,018,782
   Decrease in interest receivable                                                   162,205
   Increase in accrued expenses and other liabilities                                 14,435
   Decrease in Bond interest payable                                                (374,222)
   Amortization of original issue discount on Bonds                                4,692,132
   Amortization of purchase discount on Loans                                     (6,891,596)
   Amortization of deferred Bond issuance costs                                       74,773
-------------------------------------------------------------------------------------------------

       Net cash used in operating activities                                    $   (303,491)
=================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                             STATEMENTS OF CHANGES IN NET ASSETS
                                                                     (NOTE 2(f))

================================================================================

YEARS ENDED NOVEMBER 30,                                                               2001                2000
=====================================================================================================================
FROM OPERATIONS:
   Net investment income                                                        $ 2,018,782         $ 2,370,319
   Provision for loan losses                                                             --            (300,000)
---------------------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                               2,018,782           2,070,319

CAPITAL CERTIFICATE TRANSACTIONS:
   Distributions to Class B certificateholders (Note 5)                          (2,877,398)         (3,896,806)
---------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                                         (858,616)         (1,826,487)

NET ASSETS:
   Beginning of year                                                             15,898,314          17,724,801
---------------------------------------------------------------------------------------------------------------------

   End of year                                                                  $15,039,698         $15,898,314
=====================================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   FINANCIAL HIGHLIGHTS FOR EACH
                                                 CLASS B CERTIFICATE OUTSTANDING
                                                  THROUGHOUT THE YEARS INDICATED
                                                                 (NOTES 1 AND 5)

================================================================================

YEARS ENDED NOVEMBER 30,                       2001             2000              1999             1998              1997
===============================================================================================================================
NET ASSET VALUE, beginning of year           $ 9.01            $10.05           $ 9.45            $8.17             $7.27
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                          1.15              1.34             1.38             1.63              1.64

PROVISION FOR LOAN LOSSES                        --              (.17)              --             (.01)             (.11)

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
   As tax return of capital                      --                --             (.11)            (.34)             (.63)

DISTRIBUTION TO CLASS B
  CERTIFICATEHOLDERS:
   As tax return of capital                   (1.63)            (2.21)            (.67)              --                --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, end of year                 $ 8.53            $ 9.01           $10.05            $9.45             $8.17
===============================================================================================================================

TOTAL INVESTMENT RETURN(a)                      N/A               N/A              N/A              N/A               N/A

NET ASSETS APPLICABLE TO
  CLASS A PREFERRED
  CERTIFICATES, end of year             $        --       $        --      $        --      $ 2,585,848       $ 5,422,117

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, end of year             $15,039,698       $15,898,314      $17,724,801      $16,673,598       $14,401,615
===============================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:

   Ratio of operating expenses to
     average net assets applicable to
     Class B certificates                     69.21%(b)         73.02%(b)        78.42%(b)        99.83%(b)        123.64%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                  13.05%            14.10%           14.13%           18.57%            21.29%

   Number of Class B certificates
     outstanding, end of year             1,763,800         1,763,800        1,763,800        1,763,800         1,763,800

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total investment return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 2.72%, 2.53%, 2.57%, 2.32% and 2.56% in 2001, 2000, 1999, 1998 and 1997, respectively.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

1.     ORGANIZATION                   College and University Facility Loan Trust
       AND BUSINESS                   Two (the Trust) was formed on March 11,
                                      1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston (the Owner Trustee) not in its individual capacity but solely as Owner
                                      Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                                      The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                                      (ED) under the College Housing Loan
                                      Program or the Academic Facilities Loan
                                      Program. The Loans, which have been
                                      assigned to Bank One Trust Company, NA,
                                      formerly The First National Bank of
                                      Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

1.     ORGANIZATION AND               All payments on the Loans and earnings
       BUSINESS                       under the investment agreements and any
       (Continued)                    required transfers from the Expense and
                                      Liquidity Funds are deposited to the
                                      credit of the Revenue Fund held by the
                                      Bond Trustee, as defined within, and in
                                      accordance with the Indenture. On each
                                      bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund
                                      Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders.

                                      On the Closing Date, certificates were
                                      issued by the Trust to ED as partial
                                      payments for the Loans. In December 1989,
                                      ED sold, through a private placement, all of its ownership interest in the Trust.

2.     SUMMARY OF                     (a) COLLEGE AND UNIVERSITY FACILITY LOANS
       SIGNIFICANT
       ACCOUNTING                     The Loans were purchased and recorded at a
       POLICIES                       discount below par. Pursuant to a
                                      "no-action letter" that the Trust received from the Securities and Exchange
                                      Commission, the Loans, included in
                                      investments in the accompanying balance
                                      sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of November 30, 2001 was approximately
                                      $46,791,000. As a result of prepayments of Loans in the year ended November 30, 2001, additional interest income of approximately $60,000 was recognized.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (a) COLLEGE AND UNIVERSITY FACILITY LOANS
       SIGNIFICANT                        (Continued)
       ACCOUNTING
       POLICIES                       The Trust's policy is to discontinue the
       (Continued)                    accrual of interest on Loans for which
                                      payment of principal or interest is 180
                                      days or more past due or for other such
                                      Loans that management believes the
                                      collection of interest and principal is
                                      doubtful. When a Loan is placed on
                                      nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received.
                                      Payments are generally applied to interest first, with the balance, if any, applied to principal. At November 30, 2001, no loans have been placed on nonaccrual status.

                                      (b) OTHER INVESTMENTS

                                      Other investments, which are included in investments in the accompanying balance sheet, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank's option. These investments are carried at cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

                                      (c) FEDERAL INCOME TAXES

                                      It is the Trust's policy to comply with
                                      the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                                      For tax purposes, the Loans were
                                      transferred to the Trust at their face
                                      values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (d) DEFERRED BOND ISSUANCE COSTS
       SIGNIFICANT
       ACCOUNTING                     Deferred Bond issuance costs are being
       POLICIES                       amortized using the effective interest
       (Continued)                    rate method over the estimated lives of
                                      the Bonds, which are based on the
                                      scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

                                      (e) ACCOUNTING FOR IMPAIRMENT OF A LOAN
                                          AND ALLOWANCE FOR LOAN LOSSES

                                      The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

                                      The methodology for assessing the
                                      appropriateness of the allowance consists of a review of the following three key elements:

                                      (1) a valuation allowance for loans
                                          identified as impaired,

                                      (2) a formula-based general allowance for
                                          the various loan portfolio
                                          classifications, and

                                      (3) an unallocated allowance.

                                      A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral if the loan is collateral-dependent. When impaired loans are evaluated, if the difference between the net present value of the impaired loan (or fair value of the collateral if the loan is collateral-dependent) is lower than the amortized cost of the loan, the shortfall is reflected as a valuation allowance.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (e) ACCOUNTING FOR IMPAIRMENT OF A LOAN
       SIGNIFICANT                        AND ALLOWANCE FOR LOAN LOSSES
       ACCOUNTING                         (Continued)
       POLICIES
       (Continued)                    The formula-based general allowance is
                                      derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

                                      In addition to the valuation and
                                      formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

                                      There are inherent uncertainties with
                                      respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

                                      (f) PRESENTATION OF CAPITAL DISTRIBUTIONS

                                      Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, "DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                                      In accordance with SOP 93-2, the Trust
                                      reclassifies certain amounts from
                                      distributions in excess of tax earnings to paid in capital. The total reclassification was $1,155,595 as of November 30, 2001. This reclassification has no impact on the net investment income or net assets of the Trust.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (f) PRESENTATION OF CAPITAL DISTRIBUTIONS
       SIGNIFICANT                        (Continued)
       ACCOUNTING
       POLICIES                       The reclassifications are a result of
       (Continued)                    permanent differences between generally
                                      accepted accounting principles and tax
                                      accounting for such items as net operating losses and the accretion of purchase discount on the Loans. The amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying balance sheet.

                                      On December 1, 2000 and June 1, 2001
                                      distributions of $1.33 and $0.74 per
                                      certificate were declared and paid to
                                      certificateholders of record on November
                                      20, 2000 and May 20, 2001, respectively.

                                      The tax character of distributions paid
                                      during the year ended November 30, 2001
                                      were as follows:

                                      Distributions paid from:

                                      Ordinary income                 $       --
                                      Long-term capital gain                  --
                                      Return of capital                3,638,458
                                      ------------------------------------------

                                      Total distributions             $3,638,458
                                      ==========================================

                                      As of November 30, 2001, the components of distributable earnings on a tax basis were as follows:

                                      Undistributed ordinary loss   $(3,351,879)
                                      Undistributed long-term gain           --
                                      Unrealized appreciation                --
                                      ------------------------------------------

                                                                    $(3,351,879)
                                      ==========================================

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

2.     SUMMARY OF                     (g) USE OF ESTIMATES
       SIGNIFICANT
       ACCOUNTING                     The preparation of financial statements in
       POLICIES                       conformity with accounting principles
       (Continued)                    generally accepted in the United States of
                                      America requires management to make
                                      estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
                                      Actual results could differ from those
                                      estimates.

                                      (h) NEW ACCOUNTING PRONOUNCEMENT

                                      Effective December 1, 2000, the Trust
                                      adopted the SFAS No. 133, "ACCOUNTING FOR
                                      DERIVATIVE INSTRUMENTS AND HEDGING
                                      ACTIVITIES," as amended by SFAS No. 137
                                      and 138 (collectively SFAS 133). This
                                      standard establishes accounting and
                                      reporting standards for derivative
                                      instruments and for hedging activities.
                                      SFAS 133 requires all derivatives,
                                      including certain derivative instruments embedded in other contracts, to be recognized as assets or liabilities on the balance sheet and measured at fair value. The adoption of SFAS 133 did not have a material impact on the Trust's financial position or results of operations.

3.     BONDS                          The Bonds outstanding at November 30, 2001
                                      consist of the following:

                                                         Outstanding            Unamortized            Carrying
                    Interest          Stated              Principal               Discount              Amount
   Type               Rate           Maturity               (000s)                 (000s)               (000s)
===============================================================================================================
Sequential            4.00%        June 1, 2018            $134,125               $28,704              $105,421

                                      Interest on the Bonds is payable
                                      semiannually. On December 1, 2001, the
                                      Trust made a principal payment of
                                      $9,530,146 on the 4% June 1, 2018 bonds.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

3.     BONDS                          Principal payments on the Bonds will be
       (Continued)                    made prior to the respective stated
                                      maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution
                                      Amount, as defined within the Indenture.
                                      These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                                      The estimated aggregate principal payments on the Bonds at November 30, 2001 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                          Amount
                                      FISCAL YEAR                         (000s)
                                      ==========================================
                                      2002                               $18,344
                                      2003                                13,769
                                      2004                                12,671
                                      2005                                11,935
                                      2006                                10,134
                                      Thereafter                          67,272
                                      ------------------------------------------

                                      Total                             $134,125
                                      ==========================================

                                      Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

3.     BONDS                          In the event of negative cash flows, a
       (Continued)                    Liquidity Fund has been established and
                                      maintained such that, on or before such
                                      payment date, the Liquidity Fund may be
                                      used by the Bond Trustee to make any
                                      required payments on the Bonds and to pay operating expenses of the Trust. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

4.     ADMINISTRATIVE                 (a) SERVICER
       AGREEMENTS
                                      As compensation for the services provided under the servicing agreement, GMAC
                                      Commercial Mortgage Corporation receives a servicing fee. The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the year ended November 30, 2001, GMAC's fees totaled $135,588, which includes other related expenses of $7,366.

                                      (b) TRUSTEES

                                      As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                                      o    The Owner Trustee, in its capacities
                                           as manager of the Trust and as Owner
                                           Trustee, earned fees of $15,000 and
                                           $12,500, respectively, for the year
                                           ended November 30, 2001. In addition,
                                           the owner trustee incurred $1,500 for
                                           out-of-pocket expenses.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

4.     ADMINISTRATIVE                 (b) TRUSTEES (Continued)
       AGREEMENTS
       (Continued)                    o    The Bond Trustee is entitled to an
                                           annual fee equal to 0.015 of 1% of
                                           the aggregate outstanding principal
                                           of the Bonds on the bond payment date
                                           immediately preceding the date of
                                           payment of such fee. In addition, the
                                           Bond Trustee is reimbursed for other
                                           agreed-upon related expenses. The
                                           Bond Trustee is also reimbursed for
                                           out-of-pocket expenses in an amount
                                           not to exceed 4% of the applicable
                                           annual fee. For the year ended
                                           November 30, 2001, total Bond Trustee
                                           fees and out-of-pocket expenses
                                           amounted to $21,280.

5.     CERTIFICATES                   Holders of each of the Class B
                                      certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On December
                                      2, 2001, a distribution of $1,578,689 was made to the Class B certificateholders.
                                      This payment is reflected as a liability in the accompanying balance sheet.

                                      The certificateholders shall each be
                                      entitled to one vote per certificate.

                                      While the Bonds are outstanding,
                                      distributions to the Class B
                                      certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

6.     ALLOWANCE FOR                  An analysis of the allowance for loan
       LOAN LOSSES                    losses for the year ended November 30,
                                      2001 is summarized as follows:

                                      Balance, beginning of year      $1,432,376
                                      Provision                               --
                                      Charge-offs                             --
                                      ------------------------------------------

                                      Balance, end of year            $1,432,376
                                      ==========================================

                                      At November 30, 2001, there were no
                                      recorded investments in loans that are
                                      considered to be impaired under SFAS No.
                                      114. See Note 2(e), "Accounting for
                                      Impairment of a Loan and Allowance for
                                      Loan Losses," for a discussion of the
                                      Trust's impaired loan accounting policy.

7.     LOANS                          Scheduled principal and interest payments
                                      on the Loans as of November 30, 2001,
                                      excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                                         Principal       Interest
                                                                         Payments        Payments          Total
                                      FISCAL YEAR                         (000s)          (000s)           (000s)
                                      ===========================================================================
                                      2002                               $ 19,737         $ 4,692        $ 24,429
                                      2003                                 15,616           4,134          19,750
                                      2004                                 14,737           3,645          18,382
                                      2005                                 12,668           3,189          15,857
                                      2006                                 11,027           2,803          13,830
                                      Thereafter                           80,766          14,450          95,216
                                      ---------------------------------------------------------------------------

                                      Total                              $154,551         $32,913        $187,464
                                      ===========================================================================

                                      Expected payments may differ from
                                      contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of November 30, 2001, there were no Loans in Default.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

7.     LOANS                          The following analysis summarize the
       (Continued)                    stratification of the loan portfolio by
                                      type of collateral and institution as of November 30, 2001:

                                                                                          Amortized
                                                                              Number         Cost
                                      TYPE OF COLLATERAL                     of Loans       (000s)               %
                                      ================================================================================
                                      Loans secured by a
                                        first mortgage                          200        $ 61,426            57.0%

                                      Loans not secured by
                                        a first mortgage                        114          46,333            43.0%
                                      --------------------------------------------------------------------------------

                                      Total Loans                               314        $107,759           100.0%
                                      ================================================================================

                                                                                          Amortized
                                                                              Number         Cost
                                      TYPE OF INSTITUTION                    of Loans       (000s)               %
                                      ================================================================================
                                      Private                                   206        $ 61,279            56.9%

                                      Public                                    108          46,480            43.1%
                                      --------------------------------------------------------------------------------

                                      Total Loans                               314        $107,759           100.0%
                                      ================================================================================

                                      The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

7.     LOANS                          The collateral for Loans that are secured
       (Continued)                    by a mortgage on real estate generally
                                      consists of special purpose facilities,
                                      such as dormitories, dining halls and
                                      gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.     FAIR VALUE                     SFAS No. 107, "DISCLOSURES ABOUT FAIR
       OF FINANCIAL                   VALUE OF FINANCIAL INSTRUMENTS," allows
       INSTRUMENTS                    for the use of a wide range of valuation
                                      techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                                      Current market prices are not available
                                      for most of the Trust's financial
                                      instruments since an active market
                                      generally does not exist for such
                                      instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

================================================================================

8.     FAIR VALUE                     The estimated fair value of each category
       OF FINANCIAL                   of the Trust's financial instruments and
       INSTRUMENTS                    the related book value presented in the
       (Continued)                    accompanying balance sheet as of November
                                      30, 2001 is as follows:

                                                                    Book Value         Fair Value
                                                                      (000s)             (000s)
                                      ============================================================
                                      Loans                          $106,327*          $136,523

                                      Investment Agreements:
                                         Revenue Fund                  14,018             15,016
                                         Liquidity Fund                 2,929              3,485
                                      ------------------------------------------------------------

                                                                     $123,274           $155,024
                                      ============================================================

                                      Bonds                          $105,421           $119,041
                                      ============================================================

                                      *Net of allowance for loan losses of
                                      $1,432,376.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

Outstanding                                                      Stated                   Internal   Amortized
 Principal                                                      Interest      Maturity    Rate of   Cost (Notes
  Balance                       Description                      Rate %         Date      Return %    1 and 2)
------------   ----------------------------------------------  -----------   ----------   --------  -----------
               COLLEGE AND UNIVERSITY LOANS (86.3%)
               -------------- A --------------
        $285   Alabama Agricultural and Mechanical University  3.000-3.750   07/01/2005     10.25        $238
       1,715   Alabama Agricultural and Mechanical University       3.000    05/01/2018     10.27       1,052
         113   Albion College                                       3.000    10/01/2009     10.56          83
         468   Albright College                                     3.000    11/01/2015     10.23         304
           2   Alcorn State University                              3.500    11/01/2002     10.15           2
          45   Alma College                                         3.750    04/01/2002     11.52          43
           9   American International College                       3.375    10/01/2002     10.84           8
          48   Anderson University                                  3.500    03/01/2003     11.42          44
         170   Anderson University                                  3.000    03/01/2006     11.19         140
          65   Arizona State University                             3.375    10/01/2002     10.16          61
         795   Arizona State University                             3.000    04/01/2006     10.60         667
         403   Arkansas State University                            3.750    04/01/2005     10.75         353
       2,010   Auburn University                                    3.000    12/01/2018      9.16       1,271
         191   Azusa Pacific University                             3.750    04/01/2015     10.88         127
               -------------- B --------------
         985   Baptist College at Charleston                        3.000    03/01/2019     10.73         566
         573   Baptist College at Charleston                        3.000    03/01/2011     10.98         407
         127   Becker Junior College                                3.000    04/01/2005     11.21         108
          52   Bellarmine College                                   3.625    05/01/2004     11.34          47
          65   Benedict College                                     3.750    11/01/2004     10.75          57
         566   Benedict College                                     3.000    11/01/2006     10.61         463
       1,666   Benedict College                                     3.000    11/01/2020     10.36         940
       1,210   Bentley College                                      3.000    11/01/2007     10.57         949
         251   Bethany College                                      3.375    11/01/2012     10.54         176
         255   Bethany College                                      3.000    11/01/2017     10.40         154
         450   Bethany College                                      3.000    11/01/2012     10.40         311
           4   Bethune-Cookman College                              3.000    11/01/2002     10.74           4
          85   Boston Architectural Center                          3.750    11/01/2004     10.77          75
         242   Brandeis University                                  3.000    11/01/2011     10.64         171
          60   Brevard College                                      3.000    11/01/2004     10.71          53
          52   Brevard College                                      3.000    05/01/2006     11.12          43
               -------------- C --------------
         710   California Polytechnic State University              3.000    11/01/2006     10.05         566
         225   California State University                          3.000    11/01/2006      8.75         191
       1,055   California State University                          3.000    11/01/2013      8.93         756
       2,383   California State University                          3.000    11/01/2019      8.99       1,504
       1,710   Cameron University                                   3.000    04/01/2007     10.16       1,398
          15   Canisius College                                     3.375    05/01/2002     11.48          14
       1,415   Canisius College                                     3.000    11/01/2017     10.40         850
         220   Carnegie-Mellon University                           3.000    05/01/2009     10.73         166

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                      Stated                   Internal   Amortized
 Principal                                                      Interest      Maturity    Rate of   Cost (Notes
  Balance                       Description                      Rate %         Date      Return %    1 and 2)
------------   ----------------------------------------------  -----------   ----------   --------  -----------
        $910   Carnegie-Mellon University                           3.000    11/01/2017     10.51        $552
         308   Carroll College                                      3.750    06/01/2014     10.46         206
         152   Carroll College                                      3.000    06/01/2018     10.15          91
         392   Carroll College                                      3.750    03/01/2015     10.93         259
         105   Case Western Reserve University                      3.500    04/01/2003     11.39          97
         195   Catawba College                                      3.000    12/01/2009     10.27         142
         299   Central Missouri State University                    3.625    07/01/2004     10.29         261
         690   Central Missouri State University                    3.000    07/01/2007     10.18         543
         140   Champlain College                                    3.000    12/01/2013     10.19          93
         490   Chapman College                                      3.000    10/01/2013     10.65         324
         208   Chapman College                                      3.000    11/01/2005     10.63         174
         163   Chapman College                                      3.000    11/01/2007     10.57         128
       1,320   Chateau Community Housing Association                3.000    10/01/2012     10.51         895
          40   Cisco Junior College                                 3.000    11/01/2005     10.04          34
          78   Cisco Junior College                                 3.000    07/01/2005     10.15          65
         225   Clemson University                                   3.000    07/01/2005      9.51         193
         123   Coker College                                        3.000    12/01/2009     10.04          92
         850   College of Saint Rose                                3.000    05/01/2022     10.43         468
         420   College of Saint Thomas                              3.000    11/01/2009     10.53         310
         129   College of Santa Fe                                  3.000    10/01/2005     10.66         108
         543   College of Santa Fe                                  3.000    10/01/2018     10.43         322
         880   College of the Holy Cross                            3.625    10/01/2013     10.60         609
         525   College of the Holy Cross                            3.000    10/01/2006     10.63         424
           9   College of the Virgin Islands                        3.000    11/01/2002     10.15           8
          36   College of the Virgin Islands                        3.000    10/01/2003     10.16          32
         129   Columbia College                                     3.625    07/01/2004     10.90         111
          50   Columbia College                                     3.000    07/01/2006     10.80          40
         110   Concordia College                                    3.000    04/01/2009     11.05          85
         675   Concordia College                                    3.000    05/01/2019     10.65         392
         288   Cumberland University                                3.000    08/01/2017     10.52         170
               -------------- D --------------
         565   Daemen College                                       3.000    04/01/2016     10.77         351
         165   Dakota Wesleyan University                           3.000    10/01/2015     10.46         104
         170   Dana College                                         3.000    04/01/2005     11.22         145
          27   Dana College                                         3.500    04/01/2003     11.39          25
         122   Dickinson College                                    3.000    05/01/2018     10.30          74
         190   Dillard University                                   3.000    04/01/2008     11.09         151
         504   Dowling College                                      3.000    10/01/2010     10.75         364
       1,100   Drexel University                                    3.500    05/01/2014     10.53         756
         249   Drury College                                        3.000    04/01/2015     10.63         160
         406   Drury College                                        3.000    10/01/2010     10.75         293
         996   D'Youville College                                   3.000    04/01/2018     10.90         585

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                      Stated                   Internal   Amortized
 Principal                                                      Interest      Maturity    Rate of   Cost (Notes
  Balance                       Description                      Rate %         Date      Return %    1 and 2)
------------   ----------------------------------------------  -----------   ----------   --------  -----------
               -------------- E --------------
      $1,046   East Texas State University                          3.500    03/01/2002      9.48      $1,007
       1,419   East Texas State University                          3.000    03/01/2002      9.60       1,365
         350   Elizabeth City State University                      3.000    10/01/2017     10.02         218
         350   Embry-Riddle Aeronautical University                 3.000    09/01/2007     10.64         273
         140   Emmanuel College                                     3.000    11/01/2013     10.45          92
               -------------- F --------------
       1,500   Fairleigh Dickinson University                       3.000    11/01/2017     10.39         902
         111   Florida Agricultural and Mechanical University       3.625    07/01/2004     10.29          97
         103   Florida Atlantic University                          3.500    07/01/2004     10.27          91
         235   Florida Atlantic University                          3.000    07/01/2006     10.18         191
         150   Florida Institute of Technology                      3.000    11/01/2009     10.53         111
         575   Florida State University                             3.000    01/01/2009      9.40         460
          28   Fort Hays State University                           3.625    10/01/2002     10.18          26
         120   Fort Hays State University                           3.000    10/01/2007     10.08          96
         375   Fort Lewis College                                   3.000    10/01/2006     10.09         307
               -------------- G --------------
         595   Gannon University                                    3.000    11/01/2011     10.49         415
         189   Gannon University                                    3.000    12/01/2022     10.13         102
          57   Gavilan College                                      3.000    04/01/2006     10.59          48
         715   George Fox College                                   3.000    07/01/2018     10.64         421
         414   Georgetown College                                   3.000    12/01/2008     10.04         318
         750   Georgetown College                                   3.000    12/01/2009     10.05         560
       2,610   Georgetown University                                3.000    11/01/2020     10.36       1,473
       6,705   Georgetown University                                4.000    11/01/2020     10.52       4,096
         706   Georgetown University                                3.000    05/01/2005     10.86         608
         259   Georgia Education Authority Board of Regents
                 of the University System of Georgia                3.375    01/01/2003     10.60         240
               -------------- H --------------
         339   Hampshire College                                    3.000    07/01/2013     10.75         223
       1,224   Hampshire College                                    3.000    02/01/2014     10.70         798
          50   Harcum Junior College                                3.375    11/01/2002     10.77          46
         455   Harper Grace Hospital                                3.625    04/01/2005     11.26         393
         109   Hesston College                                      3.000    04/01/2006     11.14          90
         266   High Point College                                   3.000    12/01/2010     10.26         188
       1,709   Hinds Junior College                                 3.000    04/01/2013     10.42       1,190
          31   Hiwassee College                                     3.375    01/01/2003     11.58          29
         183   Hiwassee College                                     3.000    09/15/2018     10.58         107
       1,728   Hofstra University                                   3.000    11/01/2012     10.61       1,186
         254   Hood College                                         3.625    11/01/2014     10.54         172
         355   Houston Tillotson College                            3.500    04/01/2014     10.90         240
          15   Huntingdon College                                   3.500    03/01/2002     11.54          14
         195   Huntingdon College                                   3.000    10/01/2008     10.60         148

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                      Stated                   Internal   Amortized
 Principal                                                      Interest      Maturity    Rate of   Cost (Notes
  Balance                       Description                      Rate %         Date      Return %    1 and 2)
------------   ----------------------------------------------  -----------   ----------   --------  -----------
               -------------- I --------------
         $69   Illinois Institute of Technology                     3.000    03/01/2003     11.10         $63
         688   Indiana University                                   3.750    12/01/2003      8.84         636
          85   Inter American University of Puerto Rico             3.000    09/01/2007     10.66          67
       2,229   Inter American University of Puerto Rico             3.000    01/01/2017     10.94       1,340
               -------------- J --------------
       1,350   James Madison University                             3.000    06/01/2009     10.49         989
         343   Johnson & Wales College                              3.000    11/01/2013     10.59         229
         140   Johnson C. Smith University                          3.000    05/01/2005     11.18         120
          15   Judson College                                       3.750    07/01/2004     10.92          13
               -------------- K --------------
          36   Kansas State University                              3.375    10/01/2002      9.12          34
         485   Kansas State University                              3.625    04/01/2004      9.77         442
          24   Kendall College                                      3.375    10/01/2002     10.82          22
         180   Kendall College                                      3.000    10/01/2008     10.59         137
         240   Knox College                                         3.000    04/01/2006     11.15         198
               -------------- L --------------
         255   LaGrange College                                     3.000    03/01/2009     11.06         191
         129   Langston University                                  3.375    10/01/2003     10.15         117
         775   Langston University                                  3.000    04/01/2007     10.56         628
         439   Lassen Junior College District                       3.000    04/01/2020     10.27         259
         595   Leland Stanford Junior College                       3.375    05/01/2003     11.33         550
         144   Lenoir Rhyne College                                 3.000    12/01/2006     10.04         118
          75   Linfield College                                     3.000    10/01/2017     10.44          45
         483   Long Island University                               3.750    05/01/2005     11.22         419
         172   Long Island University                               3.000    11/01/2009     10.69         129
         602   Long Island University                               3.000    11/01/2009     10.69         449
         172   Long Island University                               3.750    04/01/2003     11.41         159
         485   Long Island University                               3.625    06/01/2014     10.49         321
          60   Long Island University                               3.750    10/01/2004     10.79          52
          73   Louisiana State University                           3.500    07/01/2001      8.65          73
         506   Louisiana State University                           3.625    07/01/2004      9.04         451
         278   Louisiana State University                           3.000    07/01/2005      8.84         250
         260   Louisiana State University                           3.000    07/01/2006      8.87         229
         216   Lycoming College                                     3.625    05/01/2014     10.64         148
         295   Lycoming College                                     3.750    05/01/2015     10.62         198
         453   Lynchburg College                                    3.750    05/01/2015     10.64         309
         600   Lynchburg College                                    3.000    05/01/2018     10.68         360

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                      Stated                   Internal   Amortized
 Principal                                                      Interest      Maturity    Rate of   Cost (Notes
  Balance                       Description                      Rate %         Date      Return %    1 and 2)
------------   ----------------------------------------------  -----------   ----------   --------  -----------
               -------------- M --------------
        $130   MacAlester College                                   3.375    05/01/2002     11.41        $125
         412   MacAlester College                                   3.000    05/01/2020     10.46         238
         485   Marian College                                       3.000    10/01/2016     10.45         297
          88   Marquette University                                 3.000    07/31/2024     10.59          45
         363   Mary Baldwin College                                 3.375    05/01/2012     10.68         260
         570   Marymount University                                 3.000    05/01/2016     10.52         359
         560   McLennan Community College                           3.000    04/01/2006     10.49         471
         874   Memorial Hospital for Cancer and
                 Allied Diseases                                    3.375    04/01/2012     10.68         623
         420   Mercer University                                    3.000    05/01/2014     10.58         277
       1,280   Mercy College of Detroit                             3.625    10/01/2013     10.59         874
          29   Merrimack College                                    3.000    04/15/2019     10.53          23
         111   Merrimack College                                    3.000    04/15/2008     10.79          65
          20   Middlebury College                                   3.375    10/01/2002     11.12          19
          62   Midland Lutheran College                             3.000    04/01/2005     11.20          53
         536   Millsaps College                                     3.000    11/01/2021     10.34         296
       1,465   Mississippi State University                         3.000    12/01/2020      9.64         865
          25   Molloy College                                       3.375    10/01/2002     10.81          23
         192   Moravian College                                     3.375    11/01/2012     10.52         133
         685   Morehouse College                                    3.000    07/01/2010     10.50         474
       1,985   Morgan State University                              3.000    11/01/2014     10.56       1,293
         153   Morris Brown College                                 3.750    05/01/2007     11.12         125
       1,601   Morris Brown College                            2.750-3.750   05/01/2018     10.89       1,032
         477   Morris College                                       3.000    11/01/2009     10.53         353
               -------------- N --------------
         143   New England College                                  3.000    04/01/2016     10.77          89
         590   Newark Beth Israel Hospital                          3.625    01/01/2014     11.06         392
          59   NIACC Dormitories, Inc.                              3.000    10/01/2012     10.27          41
       2,655   Norfolk State University                             3.000    12/01/2021      9.77       1,517
         300   North Carolina State University                      3.625    09/01/2004      7.97         274
          45   North Greenville College                             3.000    11/01/2003     10.72          41
          88   Northeast Missouri State University             3.375-3.500   05/01/2002     10.75          85
       2,774   Northeastern University                              3.000    05/01/2018     10.53       1,658
          64   Northeastern University                              3.000    05/01/2004     10.97          57
         305   Nova University                                      3.000    12/01/2007     10.04         241
               -------------- O -------------
         254   Occidental College                                   3.000    10/01/2019     10.41         146
         165   Olympic Community College                            3.000    10/01/2008        10         127
          24   Ouachita Baptist University                          3.000    12/01/2006     10.04          20

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                      Stated                   Internal   Amortized
 Principal                                                      Interest      Maturity    Rate of   Cost (Notes
  Balance                       Description                      Rate %         Date      Return %    1 and 2)
------------   ----------------------------------------------  -----------   ----------   --------  -----------
               -------------- P -------------
        $834   Paine College                                        3.000    10/01/2016     10.45        $511
       2,251   Philadelphia College of Art                          3.000    01/01/2022     10.62       1,215
         255   Pine Manor College                                   3.625    10/01/2003     10.80         229
         163   Post College                                         3.000    04/01/2010     10.76         119
         605   Purdue University                                    3.625    07/01/2004      9.33         535
         183   Purdue University                                    3.000    07/01/2005      9.26         158
               -------------- Q -------------
          81   Queens College                                       3.625    07/01/2004     10.90          70
               -------------- R -------------
         242   Randolph-Macon College                               3.000    05/01/2010     10.72         178
         445   Regis College (Denver)                               3.000    11/01/2012     10.47         302
           3   Regis College (Weston)                               3.375    10/01/2002     10.85           3
         140   Rhode Island College                                 3.000    10/01/2005     10.09         118
          53   Rider College                                        3.375    05/01/2002     11.44          51
       1,620   Rider College                                        3.625    11/01/2013     10.42       1,131
         402   Rider College                                        3.000    05/01/2017     10.70         244
          76   Rio Grande College                                   3.000    03/30/2009     10.93          58
         615   Rutgers, The State University                        3.750    05/01/2016      9.19         437
          75   Rutgers, The State University                        3.125    05/01/2001      8.89          75
               -------------- S -------------
          25   Saint John's University                              3.000    10/01/2002     10.76          23
          92   Saint Louis College of Pharmacy                      3.375    10/01/2004     10.74          80
          89   Saint Louis University                               3.500    11/01/2002     10.80          83
          68   Saint Mary's College                                 3.000    03/01/2005     11.25          58
         392   Saint Mary's College                                 3.000    06/01/2020     10.14         227
       1,678   Saint Michael's College                              3.000    05/01/2013     10.60       1,137
          21   Saint Norbert College                                3.375    04/01/2002     11.52          20
         120   Saint Norbert College                                3.625    04/01/2004     11.33         107
         282   Saint Norbert College                                3.000    04/01/2007     11.10         226
         447   Saint Paul's College                                 3.000    11/01/2014     10.56         296
         565   Saint Vincent College                                3.500    05/01/2013     10.86         389
         595   San Diego State University                           3.000    11/01/2007     10.04         489
       1,110   Sangamon State University                            3.000    11/01/2018     10.12         688
         384   Seattle University                                   3.000    11/01/2008     10.55         292
         294   Seton Hill College                                   3.625    11/01/2014     10.53         197
           1   Sierra College                                       3.375    04/01/2002     10.87           1
         286   Simpson College                                      3.000    07/01/2016     10.58         173
         364   South Dakota School of Mines and Technology          3.000    04/01/2018     10.30         221
          42   South Dakota School of Mines and Technology          3.625    04/01/2002     10.85          40
           8   South Plains College                                 3.500    10/01/2002     10.18           7
          44   South Plains College                                 3.625    10/01/2004     10.17          39
          32   South Plains College                                 3.000    10/01/2005     10.10          27

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                      Stated                   Internal   Amortized
 Principal                                                      Interest      Maturity    Rate of   Cost (Notes
  Balance                       Description                      Rate %         Date      Return %    1 and 2)
------------   ----------------------------------------------  -----------   ----------   --------  -----------
        $115   Southeast Missouri State University                  3.500    04/01/2002     10.82        $110
         841   Southeast Missouri State University                  3.000    04/01/2007     10.58         693
         600   Southeastern Oklahoma State University               3.000    04/01/2009     10.51         460
          36   Southern Arkansas University                         3.500    10/01/2002     10.23          34
         390   Southern Methodist University                        3.000    10/01/2007     10.61         305
         154   Southern Nazarene University                         3.750    04/01/2005     11.27         133
          85   Southwest Missouri State College                     3.375    10/01/2002     10.17          79
       2,075   Southwest Texas State University                     3.000    10/01/2015      9.51       1,373
         246   Spalding University                                  3.000    09/01/2007     10.66         196
         413   Springfield College                                  3.500    05/01/2013     10.67         293
          49   Springfield College                                  3.000    05/15/2005     10.11          43
          95   State Center Community College                       3.000    10/01/2004     10.10          83
       1,647   Stephen F. Austin State University              3.375-3.500   10/01/2012      9.57       1,193
         133   Stetson University                                   3.000    01/01/2006     11.25         109
          81   Stillman College                                     3.750    02/01/2004     11.42          72
         228   Stonehill College                                    3.000    10/01/2006     10.64         185
         175   SUNY, Mohawk Valley Community College                3.000    04/01/2005     10.26         143
               -------------- T -------------
          12   Talladega College                                    3.375    12/01/2001     10.08          11
         363   Talladega College                                    3.000    12/01/2012     10.24         249
         233   Taylor University                                    3.000    10/01/2012     10.50         158
         716   Taylor University                                    3.000    10/01/2013     10.49         474
         531   Texas A & I University                               3.000    07/01/2009      9.57         404
         440   Texas Southern University                            3.500    04/01/2013     10.45         307
         377   Transylvania University                              3.000    11/01/2010     10.51         271
         430   Trinity University                                   3.625    09/01/2004     10.82         373
       2,147   Tufts University                                     3.000    10/01/2021     10.39       1,181
               -------------- U -------------
          11   Union College                                        3.000    11/01/2002     10.74          10
       1,425   University of Alabama in Birmingham                  3.000    11/01/2008      7.97       1,186
          38   University of Alaska                                 3.375    04/01/2002     10.82          36
         121   University of Alaska                                 3.500    04/01/2003     10.80         116
         153   University of Arkansas at Little Rock                3.000    11/01/2009      9.42         123
         378   University of Central Arkansas                       3.000    04/01/2005     10.69         337
         375   University of Central Florida                        3.000    10/01/2007     10.08         299
          75   University of Chicago                                3.500    12/01/2001     10.10          71
          25   University of Chicago                                3.375    12/01/2001     10.08          24
          15   University of Chicago                                3.500    12/01/2002     10.11          14
         810   University of Delaware                               3.000    11/01/2006      9.08         682
         609   University of Delaware                               3.000    12/01/2018      8.81         389
       1,980   University of Florida                                3.000    07/01/2014     10.15       1,290
       1,450   University of Michigan                               3.750    10/01/2005      9.51       1,262
          18   University of Missouri                               3.375    05/01/2002     10.03          17

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                      Stated                   Internal   Amortized
 Principal                                                      Interest      Maturity    Rate of   Cost (Notes
  Balance                       Description                      Rate %         Date      Return %    1 and 2)
------------   ----------------------------------------------  -----------   ----------   --------  -----------
        $442   University of North Carolina                         3.000    11/01/2005      8.81        $388
         465   University of North Carolina                         3.000    01/01/2008      9.50         373
          37   University of North Carolina                         3.000    01/01/2007      9.50          31
         927   University of Notre Dame                             3.000    02/15/2019     10.62         539
         695   University of Portland                               3.375    04/01/2013     10.88         482
       1,469   University of Puerto Rico, Rio Piedras Campus        3.000    06/01/2011      9.39       1,067
         598   University of Saint Thomas                           3.000    10/01/2019     10.41         343
         110   University of Santa Clara                            3.125    04/01/2002     11.44         105
          50   University of Santa Clara                            3.375    04/01/2002     11.45          48
         525   University of Santa Clara                            3.625    04/01/2004     11.33         468
         545   University of South Florida                          3.750    07/01/2005     10.30         462
         279   University of Steubenville                           3.125    04/01/2010     10.98         204
       1,141   University of Vermont                                3.000    07/01/2016      8.95         764
       1,085   University of Vermont                                3.000    07/01/2019      9.06         677
          70   University of Washington                             3.500    08/01/2002      9.07          66
         133   University of Washington                             3.000    08/01/2003      9.06         121
       1,450   University Student Co-Operative Association          3.000    04/01/2019     10.70         838
         400   Utica College                                        3.000    11/01/2009     10.53         296
               -------------- V -------------
         355   Vermont State College                                3.000    06/01/2008      9.02         282
         225   Vermont State College                                3.000    07/01/2014      9.30         153
       1,080   Villanova University                                 3.000    04/01/2019     10.70         625
       3,550   Vincennes University                                 3.000    06/01/2023      9.02       2,065
       2,152   Virginia Commonwealth University                     3.000    06/01/2011     10.01       1,519
         545   Virginia Commonwealth University                     3.000    06/01/2004     10.08         470
         260   Virginia Wesleyan College                            3.000    11/01/2009     10.54         196
         160   Virginia Wesleyan College                            3.000    11/01/2010     10.51         115
               -------------- W -------------
         143   Waldorf College                                      3.000    07/01/2005     10.77         118
         135   Wartburg College                                     3.750    04/01/2011     11.00          98
         405   Washington State University                          3.625    04/01/2004     10.02         368
         260   Washington State University                          3.750    04/01/2004     10.03         237
         350   Washington State University                          3.375    04/01/2003     10.02         327
          17   Washington University                                3.500    10/01/2001     10.91          17
         196   Wesley College                                       3.375    05/01/2013     10.88         137
          38   West Kern Junior College District                    3.625    04/01/2004     10.73          34
         385   West Valley College                                  3.000    04/01/2009     10.50         294
         407   West Virginia Wesleyan College                       3.000    05/01/2015     10.75         260
         154   Western Carolina University                          3.625    05/01/2003     10.75         145
         325   Western Washington University                        3.625    10/01/2004     10.18         286
         270   Western Washington University                        3.750    10/01/2005     10.19         231
         735   Wheaton College                                      3.500    04/01/2013     10.70         508
          58   Wheeling College                                     3.000    11/01/2007     10.59          46

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                      Stated                   Internal   Amortized
 Principal                                                      Interest      Maturity    Rate of   Cost (Notes
  Balance                       Description                      Rate %         Date      Return %    1 and 2)
------------   ----------------------------------------------  -----------   ----------   --------  -----------
         $22   Wheelock College                                     3.000    05/01/2011     10.23         $16
         695   Wittenberg University                                3.000    05/01/2015     10.76         442
         215   Wittenberg University                                3.000    11/01/2017     10.39         130
          36   Wooster Business College                             3.000    03/30/2009     10.88          27
         519   Wright State University                              3.000    05/01/2009      9.89         412
               -------------- Y -------------
         335   York Hospital                                        3.000    05/01/2020     10.64         192
    --------                                                                                         --------
     154,551   Total College and University Loans                                                     107,759
    --------

               Allowance for Loan Losses                                                                1,432
                                                                                                     --------

               Net Loans of the Trust                                                                 106,327
                                                                                                     --------

               INVESTMENT AGREEMENTS (13.7%)
       2,929   JP Morgan Chase Bank - Liquidity Fund                7.750    06/01/2018     7.750       2,929
      14,018   JP Morgan Chase Bank - Revenue Fund                  7.050    06/01/2018     7.050      14,018
    --------                                                                                         --------
      16,947   Total Investment Agreements                                                             16,947
    --------                                                                                         --------
    $171,498   Total Investments (100.0%)                                                            $123,274
    ========                                                                                         ========

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE.